Fair value measurements (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
Schedule of fair value of assets classification

The fair value of assets classification is represented as follows:

	June 30, 2025
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	€5,176,632	€5,176,632	-	-
Marketable Securities	€12,491,755	€12,491,755	-	-
Total cash and cash equivalents, and marketable securities	€17,668,388	€17,668,388	€-	€-

	December 31, 2024
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	€4,581,749	€4,581,749	€-	€-
Marketable Securities	€8,078,002	€8,078,002	€-	€-
Total cash and cash equivalents and marketable securities	€12,659,751	€12,659,751	€-	€-

Schedule of fair value of liabilities classification

The fair value of liabilities classification is represented as follows:

	June 30, 2025
	Total	Level 1	Level 2	Level 3
Mandatory convertible bond	€7,555,000	-	-	€7,555,000
Mandatory convertible bond	€7,555,000	€-	€-	€7,555,000